CONVERTIBLE REDEEMABLE PREFERRED SHARES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Temporary Equity Disclosure [Abstract]
Summary of outstanding Convertible Redeemable Preferred Shares

	Series A			Series A-1		Series B	Total	Total
		Carrying		Carrying		Carrying	Carrying	Carrying
	Shares	Value	Shares	Value	Shares	Value	Value	Value
		(RMB)		(RMB)		(RMB)	(RMB)	($)
As of March 31, 2021	15,534,276	344,661,893	6,014,313	65,665,315	65,414,858	875,131,363	1,285,458,571	$181,055,603
Accretion to redemption value	—	28,042,858	—	2,566,412	—	34,404,481	65,013,751	9,157,124
Foreign currency translation adjustment	—	(4,690,126)	—	(875,280)	—	(11,666,321)	(17,231,727)	(2,427,072)
As of September 30, 2021	15,534,276	368,014,625	6,014,313	67,356,447	65,414,858	897,869,523	1,333,240,595	$187,785,655
As of March 31, 2022	15,534,276	389,563,659	6,014,313	68,510,809	65,414,858	912,146,924	1,370,221,392	$192,994,365
Accretion to redemption value	—	33,793,180	—	2,854,770	—	35,435,288	72,083,238	10,152,855
Foreign currency translation adjustment	—	48,011,366	—	8,270,941	—	109,974,790	166,257,097	23,417,151
As of September 30, 2022	15,534,276	471,368,205	6,014,313	79,636,520	65,414,858	1,057,557,002	1,608,561,727	$226,564,371

	Series A		Series A‑1		Series B		Total	Total
		Carrying		Carrying		Carrying	Carrying	Carrying
	Shares	Value	Shares	Value	Shares	Value	Value	Value
		(RMB)		(RMB)		(RMB)	(RMB)	(US$)
As of March 31, 2020	21,548,589	440,585,213	—	—	—	—	440,585,213	$69,403,171
Conversion of convertible notes	—	—	—	—	18,393,610	131,425,527	131,425,527	20,702,802
Call option under convertible notes	—	—	—	—	9,660,324	131,425,290	131,425,290	20,702,765
New insurance	—	—	—	—	37,360,924	597,987,709	597,987,709	94,197,995
Shares transferred	(6,014,313)	(68,232,451)	6,014,313	68,232,451	—	—	—	—
Accretion to redemption value	—	1,758,690	—	—	—	14,851,607	16,610,297	2,616,536
Foreign currency translation adjustment	—	(29,449,559)	—	(2,567,136)	—	(558,770)	(32,575,465)	(5,131,449)
As of March 31, 2021	15,534,276	344,661,893	6,014,313	65,665,315	65,414,858	875,131,363	1,285,458,571	$202,491,820
Accretion to redemption value	—	57,598,340	—	5,164,090	—	67,899,896	130,662,326	20,582,579
Foreign currency translation adjustment	—	(12,696,574)	—	(2,318,596)	—	(30,884,335)	(45,899,505)	(7,230,318)
As of March 31, 2022	15,534,276	389,563,659	6,014,313	68,510,809	65,414,858	912,146,924	1,370,221,392	$215,844,081